Revenue (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure - Revenue [Abstract]
Upfront fees	€ 24,752	€ 52,311	€ 58,559
Research and development service fees	13,255	13,875	14,403
Milestone payments	17,500	18,400	3,500
License fees & other revenue	55	187	299
Total	€ 55,562	€ 84,773	€ 76,761